SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

On January 23, 2019, Beijing Niudian obtained a one-year short-term bank borrowing of RMB28.5 million with interest rate of 5.32% per annum from Bank of Ningbo. Niudian Information provided guarantee for this borrowing by a restricted cash of RMB30 million.

On March 15, 2019, Jiangsu Xiaoniu amended the line-of-credit agreement with SPD Silicon Valley Bank and extended the maturity date to June 30, 2019 , bearing interest at 4.35% per annum. The deposits of US$10,000,000 remained at the bank and restricted until June 30, 2019.